SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Warrants exercise					$ (576)	$ (102)	$ (1,379)
January 2024 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	$ 346	$ 108	$ 248
Issuance, registered direct offerings warrants				1,027
Revaluation, warrants	1,963	237	(138)	(756)
Effect of changes in foreign exchange rates, warrants	(55)	1	(2)	(23)
Warrants exercise	(248)
Balance, warrants	2,006	346	108	248	2,006
December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	156	45	110	520	520
Revaluation, warrants	882	108	(64)	(397)
Effect of changes in foreign exchange rates, warrants	(9)	1	(1)	(13)
Balance, warrants	1,029	156	45	110	1,029	520
June 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	195	44	157	1,157	1,157
Revaluation, warrants	1,646	150	(112)	(972)
Effect of changes in foreign exchange rates, warrants	(65)	1	(1)	(28)
Warrants exercise	(108)
Balance, warrants	1,668	195	44	157	1,668	1,157
March 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	57	19	79	562	562
Revaluation, warrants	865	38	(58)	(470)
Effect of changes in foreign exchange rates, warrants	(14)		(1)	(13)
Warrants exercise	(91)
Balance, warrants	817	57	19	79	817	562
November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	11	9	79	836	836
Revaluation, warrants	2,269	2	(69)	(736)
Effect of changes in foreign exchange rates, warrants	(52)		(1)	(21)
Warrants exercise	(3)
Balance, warrants	$ 2,225	$ 11	$ 9	$ 79	$ 2,225	$ 836